SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Cash and cash equivalents
1.

Cash and cash equivalents — Interest-bearing deposits that are highly liquid investments and have a maturity of three months or less when purchased are included in cash and cash equivalents. Restricted cash of $10,579 as of December 31, 2017 represents legally restricted cash relating to the 2017 Debt Facilities (as defined in Note 8, “Debt”). Such restricted cash reserves are included in the non-current assets section of the consolidated balance sheet. The 2017 Debt Facilities stipulate that net cash proceeds of any INSW asset sale or casualty event exceeding $5,000, are restricted and required to be reinvested in fixed or capital assets within twelve months of such sale or casualty event or used to repay the principal balance outstanding on the 2017 Debt Facilities.

Concentration of Credit Risk
2.

Concentration of Credit Risk — Financial instruments that potentially subject the Company to concentrations of credit risk are voyage receivables due from charterers and pools in which the Company participates. With respect to voyage receivables, the Company limits its credit risk by performing ongoing credit evaluations. Voyage receivables reflected in the consolidated balance sheets as of December 31, 2017 and 2016 are net of an allowance for doubtful accounts of $108 and $70, respectively. The provisions for doubtful accounts for the years ended December 31, 2017, 2016 and 2015 were not material.

During the three years ended December 31, 2017, the Company did not have any individual customers who accounted for 10% or more of its revenues apart from the pools in which it participates. The pools in which the Company participates accounted for 89% and 90% of consolidated voyage receivables at December 31, 2017 and 2016.

Inventories	Inventories —Inventories, which consists principally of fuel, are stated at cost determined on a first-in, first-out basis.
Vessels, vessel lives, deferred drydocking expenditures and other property
4.

Vessels, vessel lives, deferred drydocking expenditures and other property —Vessels are recorded at cost and are depreciated to their estimated salvage value on the straight-line basis over the lives of the vessels, which are generally 25 years. Each vessel’s salvage value is equal to the product of its lightweight tonnage and an estimated scrap rate of $300 per ton.

Other property, including leasehold improvements, are recorded at cost and amortized on a straight-line basis over the shorter of the terms of the leases or the estimated useful lives of the assets, which range from three to seven years.

Interest costs are capitalized to vessels during the period that vessels are under construction, however, no interest was capitalized during 2017, 2016 or 2015.

Expenditures incurred during a drydocking are deferred and amortized on the straight-line basis over the period until the next scheduled drydocking, generally two and a half to five years. The Company only includes in deferred drydocking costs those direct costs that are incurred as part of the drydocking to meet regulatory requirements, or are expenditures that add economic life to the vessel, increase the vessel’s earnings capacity or improve the vessel’s efficiency. Direct costs include shipyard costs as well as the costs of placing the vessel in the shipyard. Expenditures for normal maintenance and repairs, whether incurred as part of the drydocking or not, are expensed as incurred.

The carrying value of each of the Company’s vessels represents its original cost at the time it was delivered or purchased less depreciation calculated using estimated useful lives from the date such vessel was originally delivered from the shipyard. A vessel’s carrying value is reduced to its new cost basis (i.e., its current fair value) if a vessel impairment charge is recorded.

Impairment of long-lived assets

Impairment of long-lived assets —The carrying amounts of long-lived assets held and used by the Company are reviewed for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. In such instances, an impairment charge would be recognized if the estimate of the undiscounted future cash flows expected to result from the use of the asset and its eventual disposition is less than the asset’s carrying amount. This assessment is made at the individual vessel level since separately identifiable cash flow information for each vessel is available. The impairment charge, if any, would be measured as the amount by which the carrying amount of a vessel exceeded its fair value. If using an income approach in determining the fair value of a vessel, the Company will consider the discounted cash flows resulting from highest and best use of the vessel asset from a market-participant’s perspective. Alternatively, if using a market approach, the Company will obtain third party appraisals of the estimated fair value of the vessel. A long lived asset impairment charge results in a new cost basis being established for the relevant long lived asset. See Note 5, “Vessels,” for further discussion on the impairment tests performed on certain of our vessels during the three years ended December 31, 2017.

Deferred finance charges
6.

Deferred finance charges —Finance charges, excluding original issue discounts, incurred in the arrangement and /or amendments resulting in the modification of debt are deferred and amortized to interest expense on either an effective interest method or straight-line basis over the life of the related debt. Unamortized deferred finance charges of $1,691 relating to the INSW Revolver Facility (as defined in Note 8, “Debt”) are included in other assets in the consolidated balance sheets as of December 31, 2016. Unamortized deferred finance charges of $23,626 relating to the 2017 Term Loan Facility (as defined in Note 8, “Debt”) and the 2017 Revolver Facility and $19,827 relating to the INSW Term Loan are included in long-term debt on the consolidated balance sheets as of December 31, 2017 and 2016.

Interest expense relating to the amortization of deferred financing costs amounted to $5,115 in 2017,  $6,449 in 2016 and $5,625 in 2015.

Revenue and expense recognition
7.

Revenue and expense recognition —Revenues from time charters and bareboat charters are accounted for as operating leases and are thus recognized ratably over the rental periods of such charters, as service is performed. Voyage revenues and expenses are recognized ratably over the estimated length of each voyage, calculated on a discharge-to-discharge basis and, therefore, are allocated between reporting periods based on the relative transit time in each period. The impact of recognizing voyage expenses ratably over the length of each voyage is not materially different on a quarterly and annual basis from a method of recognizing such costs as incurred. The Company does not begin recognizing voyage revenue until a charter has been agreed to by both the Company and the customer, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Under voyage charters, expenses such as fuel, port charges, canal tolls, cargo handling operations and brokerage commissions are paid by the Company whereas, under time and bareboat charters, such voyage costs are paid by the Company’s customers.

For the Company’s vessels operating in pools, revenues and voyage expenses are pooled and allocated to each pool’s participants on a time charter equivalent (“TCE”) basis in accordance with an agreed-upon formula. Such TCE revenues are reported as pool revenues in the accompanying consolidated statement of operations. For the pools in which the Company participates, management monitors, among other things, the relative proportion of the Company’s vessels operating in each of the pools to the total number of vessels in each of the respective pools, and assesses whether or not the Company’s participation interest in each of the pools is sufficiently significant so as to determine that the Company has effective control of the pool.

Derivatives
8.

Derivatives —ASC 815, Derivatives and Hedging, requires the Company to recognize all derivatives on the balance sheet at fair value. Derivatives that are not effective hedges must be adjusted to fair value through earnings. If the derivative is an effective hedge, depending on the nature of the hedge, a change in the fair value of the derivative is either recorded to current earnings (fair value hedge), or recognized in other comprehensive income/(loss) and reclassified into earnings in the same period or periods during which the hedge transaction affects earnings (cash flow hedge). The ineffective portion of an effective hedge and the full amount of the change in fair value of derivative instruments that do not qualify for hedge accounting are immediately recognized in earnings.

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as cash flow hedges to forecasted transactions. The Company also formally assesses (both at the hedge's inception and on an ongoing basis) whether the derivatives that are used in hedging transactions have been highly effective in offsetting changes in the cash flows of hedged items and whether those derivatives may be expected to remain highly effective in future periods. When it is determined that a derivative is not (or has ceased to be) highly effective as a hedge, the Company discontinues hedge accounting prospectively, as discussed below.

The Company discontinues hedge accounting prospectively when (1) it determines that the derivative is no longer effective in offsetting changes in the cash flows of a hedged item such as forecasted transactions; (2) the derivative expires or is sold, terminated, or exercised; (3) it is no longer probable that the forecasted transaction will occur; or (4) management determines that designating the derivative as a hedging instrument is no longer appropriate or desired.

When the Company discontinues hedge accounting because it is no longer probable that the forecasted transaction will occur in the originally expected period, the gain or loss on the derivative remains in accumulated other comprehensive loss and is reclassified into earnings when the forecasted transaction affects earnings. However, if it is probable that a forecasted transaction will not occur by the end of the originally specified time period or within an additional two-month period of time thereafter, the gains and losses that were accumulated in other comprehensive loss will be recognized immediately in earnings. In all situations in which hedge accounting is discontinued and the derivative remains outstanding, the Company will carry the derivative at its fair value on the balance sheet, recognizing changes in the fair value in current-period earnings, unless it is designated in a new hedging relationship.

During the three years ended December 31, 2017,  no ineffectiveness gains or losses were recorded in earnings relative to interest rate caps entered into by the Company or its subsidiaries that qualified for hedge accounting. Any gain or loss realized upon the early termination of an interest rate cap is recognized as an adjustment of interest expense over the shorter of the remaining term of the cap or the hedged debt. See Note 9, “Fair Value of Financial Instruments, Derivatives and Fair Value Disclosures,” for additional disclosures on the Company’s interest rate caps and other financial instruments.

Income taxes
9.

Income taxes — Substantially all of the companies included in the Company’s consolidated financial statements were excluded from the OSG consolidated group for U.S. income tax purposes for the eleven month period ended November 30, 2016 and the year ended December 31, 2015. The Company’s financial statements have been prepared on the basis that OSG was responsible for all U.S. taxes for periods prior to December 1, 2016. Prior to December 1, 2016, the Company had not operated as an independent stand-alone entity. However, for the purposes of these consolidated financial statements the Company has calculated income taxes as if it had filed relevant income tax returns on a stand-alone basis. The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

Net deferred tax assets are recorded to the extent the Company believes these assets will more likely than not be realized. In making such a determination, all available positive and negative evidence is considered, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. In the event the Company were to determine that it would be able to realize its deferred income tax assets in the future in excess of their net recorded amount, an adjustment would be made to the deferred tax asset valuation allowance, which would reduce the provision for income taxes in the period such determination is made.

Uncertain tax positions are recorded in accordance with ASC 740, Income Taxes, on the basis of a two-step process whereby (1) the Company first determines whether it is more likely than not that the tax positions will be sustained based on the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is greater than 50% likely to be realized upon ultimate settlement with the related tax authority.

Valuation of equity method investments

Valuation of equity method investments — When events and circumstances warrant, investments accounted for under the equity method of accounting are evaluated for impairment. An impairment charge is recorded whenever a decline in fair value of an investment below its carrying amount is determined to be other-than-temporary. Impairment charges related to equity method investments are recorded in equity in income of affiliated companies in the accompanying consolidated statements of operations. See Note 6, “Equity Method Investments,” for further discussion of the Company’s evaluation of impairment of its equity method investments at December 31, 2017 and 2016, respectively.

Use of estimates

Use of estimates —The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts of assets, liabilities, equity, revenues and expenses reported in the financial statements and accompanying notes. The most significant estimates relate to the depreciation of vessels and other property, amortization of drydocking costs, estimates used in assessing the recoverability of goodwill, equity method investments, intangible and other long-lived assets, liabilities incurred relating to pension benefits, and income taxes. Actual results could differ from those estimates.

Recently adopted / issued accounting standards
12.

Recently Adopted Accounting Standards — In March 2017, the FASB issued ASU 2017-07, Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost (ASC 715), which requires that an employer classify and report the service cost component in the same line item or items in the statement of operations as other compensation costs arising from services rendered by the pertinent employees during the period and disclose by line item in the statement of operations the amount of net benefit cost that is included in the statement of operations. The other components of net benefit cost would be presented in the statement of operations separately from the service cost component and outside the subtotal of income from operations. The standard is effective for interim and annual periods beginning after December 31, 2017. The standard requires application using a retrospective transition method and allows a practical expedient that permits an employer to use the amounts disclosed in its pension and other postretirement benefit plan note for the prior comparative periods as the estimation basis for applying the retrospective presentation requirements. Such practical expedient was not utilized by the Company. The adoption of this accounting standard resulted in the reclassification of $526, ($380), and $677 of net actuarial gains/(losses) and settlement losses from the general and administrative expense line to the other income lines on the consolidated statements of operations for the year ended December 31, 2017, 2016, and 2015 respectively, and the reclassification of $809,  $886, and $1,164 of benefit obligation interest costs from the general and administrative expense line to the interest expense line on the consolidated statements of operations for the years ended December 31, 2017, 2016, and 2015, respectively. Accordingly, Note 14, “Accumulated Other Comprehensive Loss”, Note 17, “Other (Expense)/Income”, and Note 19, “2017 and 2016 Quarterly Results of Operations (Unaudited)” have been adjusted to reflect such reclassifications.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (ASC 230): Restricted Cash, which requires that amounts generally described as restricted cash and restricted cash equivalents be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The standard is effective for annual periods beginning after December 31, 2017 and interim periods within that reporting period. The adoption of this accounting standard resulted in the inclusion of restricted cash of $10,579 and $8,989 at December 31, 2017 and 2015, respectively, in the end-of-year amounts shown on the statement of cash flows for the years ended December 31, 2017 and 2015, respectively. Restricted cash of $8,989 as of December 31, 2015 represents legally restricted cash relating to the INSW Debt Facilities (as defined in Note 8, “Debt”).

In August 2016, the FASB issued ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments (ASC 230), which amends the guidance in ASC 230 on the classification of certain cash receipts and payments in the statement of cash flows. The primary purpose of the ASU is to reduce the diversity in practice that has resulted from the lack of consistent principles on this topic with respect to (1) debt prepayment or debt extinguishment costs; (2) settlement of zero-coupon debt; (3) contingent consideration payments made after a business combination; (4) proceeds from the settlement of insurance claims; (5) proceeds from the settlement of corporate-owned life insurance policies; (6) distributions received from equity method investees; (7) beneficial interests in securitization transactions; and (8) separately identifiable cash flows and application of the predominance principle. The standard is effective for interim and annual periods beginning after December 31, 2017. The guidance requires application using a retrospective transition method. We adopted the standard for classification of distributions received from equity method investees using the cumulative equity earnings approach, which required the retrospective reclassification of distributions received from certain affiliated companies accounted for by the equity method, from investing activities to operating activities. As a result, $19,530,  $6,334, and zero of the total distributions of $40,750,  $18,500 and $37,500 received from certain affiliated companies accounted for by the equity method during the years ended December 31, 2017, 2016 and 2015, respectively, are presented as cash inflows from investing activities while the balances of $21,220,  $12,166 and $37,500, respectively, are presented as cash inflows from operating activities. In addition, $5,988 of total distributions received from certain affiliated companies accounted for by the equity method during the year ended December 31, 2015, which were included in the undistributed earnings of affiliated companies line item in the operating activities section of the consolidated statement of cash flows are presented in the cash distributions from affiliated companies line item in the operating activities section. In addition, the adoption of this accounting standard resulted in the separate line presentation of $1,964,  $1,942 and $739 of insurance proceeds received for various claims arising from the normal operations of our vessel fleet, within the operating activities section of the consolidated statement of cash flows for the years ended December 31, 2017, 2016, and 2015, respectively.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (ASC 815), which makes more financial and nonfinancial hedging strategies eligible for hedge accounting, amends the presentation and disclosure requirements, and changes how companies assess effectiveness. It is intended to more closely align hedge accounting with companies’ risk management strategies, simplify the application of hedge accounting, and increase transparency as to the scope and results of hedging programs. The new guidance permits a qualitative effectiveness assessment for certain hedges instead of a quantitative test after initial qualification if the company can reasonably support an expectation of high effectiveness throughout the term of the hedge. An initial quantitative test to establish that the hedge relationship is highly effective is still required. For cash flow hedges, if the hedge is highly effective, all changes in the fair value of the derivative hedging instrument will be recorded in other comprehensive income. They will be reclassified to earnings when the hedged item impacts earnings. On the other hand, for fair value hedges, because the change in fair value of the hedged item and the derivative hedging instrument will still be recorded in current earnings, if the hedge is not 100% effective there will be an income statement impact. The standard will be effective for interim and annual periods beginning after December 31, 2018 and early adoption is permitted. Beginning December 1, 2017, the Company elected to early adopt this accounting standard with an initial application date of January 1, 2017. The adoption of this accounting standard had no impact on the Company’s consolidated financial statements since the hedge relationship that existed at the initial application date had expired prior to the adoption date. Also, the hedge relationship entered into after the December 1, 2017 adoption date had a forward start date of January 1, 2018.

In March 2016, the FASB issued ASU No. 2016-09, Improvements to Employee Share-Based Payment Accounting (ASC 718), which simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, forfeitures, classification of awards as either equity or liabilities, and classification in the statement of cash flows. The standard is effective for annual periods beginning after December 31, 2016 and interim periods within that reporting period. As a result of the adoption of this accounting standard, effective January 1, 2017, the Company elected to account for forfeitures of share-based payments as they occur. The adoption of this accounting policy had no impact on the Company’s consolidated financial statements since management’s estimate of the forfeiture rate on share-based payment awards granted prior to January 1, 2017 was zero. In addition, the adoption of this accounting standard resulted in the presentation of $349 and $26 of cash paid to the tax authorities for shares withheld to satisfy the Company’s statutory income tax withholding obligations as a financing cash outflow in the consolidated statement of cash flows for the years ended December 31, 2017 and 2016, respectively.

13.

Recently Issued Accounting Standards — In September 2017, the FASB issued ASU 2017-13, Amendments to SEC Paragraphs Pursuant to the Staff Announcement at the July 20, 2017 EITF Meeting and Rescission of Prior SEC Staff Announcements and Observer Comments, which allows certain public business entities (“PBEs”) that otherwise would not meet the definition of a public business entity except for a requirement to include its financial statements or financial information in another entity’s filings with the SEC, to elect to use non-PBE transition dates for the sole purpose of adopting ASU No. 2016-02, Leases (ASC 842), and ASU No. 2014-09, Revenue from Contracts with Customers (ASC 606). Accordingly, all financial statements or financial information of the Company’s FSO and LNG joint ventures that may be included in the Company’s filings with the SEC pursuant to SEC Regulation S-X Rule 4-08(g), Summarized Financial Information of Subsidiaries Not Consolidated and 50 Percent or Less Owned Persons, and/or SEC Regulation S-X Rule 3-09, Separate Financial Statements of Subsidiaries Not Consolidated and 50 Percent or Less Owned Persons, will likely not reflect the adoptions of ASC 606 and ASC 842 until January 1, 2019 and January 1, 2020, respectively.

In May 2017, the FASB issued ASU 2017-09, Compensation—Stock Compensation (ASC 718), which provides guidance in regards to a change to the terms or conditions of a share-based payment award. An entity is required to account for the effects of a modification unless all the following are met: (1) the fair value of the modified award is the same as the fair value of the original award immediately before the original award is modified; (2) the vesting conditions of the modified award are the same as the vesting conditions of the original award immediately before the original award is modified; (3) the classification of the modified award as an equity instrument or a liability instrument is the same as the classification of the original award immediately before the original award is modified. The guidance is to be applied prospectively to an award modified on or after the adoption date. The standard is effective for annual periods beginning after December 31, 2017 and interim periods within that reporting period. The adoption of this accounting policy had no impact on the Company’s consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01, Business Combinations (ASC 805), which revises the definition of a business and puts in place a new framework to assist entities in evaluating whether an acquired set of assets and activities should be accounted for as an acquisition of a business or as a group of assets. Under the current business combinations guidance, there are three elements of a business: inputs, processes, and outputs. The new framework adds an initial screen to determine if substantially all of the fair value of the gross assets acquired is concentrated in a single asset or group of similar assets. If that screen is met, the set is not a business. The new framework also specifies the minimum required inputs and processes necessary to be a business. It removes the need to consider a market participant’s ability to replace missing elements when all of the inputs or processes that the seller used in operating a business were not obtained. What qualifies as an input and process remains substantially the same as in the prior guidance. While processes would typically be documented, the guidance clarifies that the intellectual capacity of an organized workforce could also qualify as a process. Administrative systems (e.g., billing, payroll) are typically not considered processes that significantly contribute to the creation of outputs. The new guidance narrows the definition of “outputs” to be consistent with how they are described in ASC 606. As a result, fewer sets will be considered to have outputs. The standard is effective for annual periods beginning after December 31, 2017 and interim periods within that reporting period. Upon adoption of this standard, the Company concluded that the planned acquisition of six VLCC tankers (see Note 5, “Vessels”) should be accounted for as an acquisition of a group of assets as substantially all of the fair value of the gross assets to be acquired will be concentrated in vessel assets.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (ASC 606), a standard that supersedes virtually all of the existing revenue recognition guidance in U.S. GAAP. The standard establishes a five-step model that applies to revenue earned from a contract with a customer. The standard’s requirements also apply to the sale of some non-financial assets that are not part of an entity’s ordinary activities (e.g., sales of property or plant and equipment). Extensive disclosures are required, including disaggregation of total revenue, information about performance obligations, changes in contract asset and liability account balances between periods and key judgments and estimates. The FASB has issued several amendments to the standard, including clarification of the accounting for licenses of intellectual property and identifying performance obligations. The guidance permits two methods of adoption: retrospectively to each prior reporting period presented (full retrospective method), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (the cumulative catch-up transition method). The new standard is effective for us beginning January 1, 2018 and we adopted the standard using the cumulative catch-up transition method. Upon adoption of ASC 606, the timing and recognition of earnings from the pool arrangements and time charter/bareboat charter-out contracts to which the Company is party did not change significantly from previous practice. Depending on whether or not the underlying voyage charter has been determined to be a service only contract or a lease contract with a service component, there may be a change in the timing of revenue recognition under voyage charter contracts. Such change in timing of revenue recognition may have a material impact on the Company’s consolidated financial statements, depending on the number of voyage charters that are in progress at a reporting period end. As of December 31, 2017, only one of the Company’s vessels was operating on a voyage charter. A review of the terms of the voyage charter agreement resulted in the determination that it was a short-term lease contract because the charterer had substantive decision-making rights with respect to the load and discharge ports. We concluded there was no material cumulative catch up adjustment for this contract as the adoption of ASC 606 did not materially change the timing or the amount of the non-lease component of the revenue recognized ratably between contract signing date in November 2017 and the discharge of cargo in January 2018. As a result, there was no cumulative catch up adjustment recognized on January 1, 2018.

In February 2016, the FASB issued ASU No. 2016-02, Leases (ASC 842), which requires lessees to recognize most leases on the balance sheet. This is expected to increase both reported assets and liabilities. The standard will be effective for the first interim reporting period within annual periods beginning after December 15, 2018, although early adoption is permitted. Lessees and lessors will be required to apply the new standard at the beginning of the earliest period presented in the financial statements in which they first apply the new guidance, using a modified retrospective transition method. The requirements of this standard include a significant increase in required disclosures. Management is analyzing the impact of the adoption of this guidance on the Company’s consolidated financial statements, including assessing changes that might be necessary to information technology systems, processes and internal controls to capture new data and address changes in financial reporting. Management expects that the Company will recognize increases in reported amounts for property, plant and equipment and related lease liabilities upon adoption of the new standard.